Virtus Seix Limited Duration Fund,

a series of Virtus Asset Trust

Supplement dated February 8, 2018 to the Prospectuses and

Statement of Additional Information (“SAI”) dated June 23, 2017, as supplemented

Important Notice to Investors

Effective February 7, 2018, the Virtus Seix Limited Duration Fund (the “Fund”) was liquidated. The Fund has ceased to exist and is no longer available for sale. Accordingly, the Fund’s Prospectuses and SAI are no longer valid.

Investors should retain this supplement with the Prospectuses and

SAI for future reference.

VAT 8622/LtdDurClosed (2/2018)